Other (Expense) Income, Net - Summary of Details of Other Expense Income Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Gain on judicial dispute	R$ 726,000
Tax extemporary credits	199,027
Revenue from sale of scrap	45,952	R$ 41,040
Insurance reimbursement income	5,345	22,852	R$ 12,794
Gain (loss) from port operations	4,679	(1,028)
Rental income	831	2,622	2,889
Gain on compensation claims		1,039,966
Loss on disposal of non-current assets and intangibles	(959)	(32,558)	(22,961)
Impairment	(72,448)
Net effect of legal proceedings, recoverable and tax installments	(115,383)	(172,659)	(111,841)
Other	(54,893)	(22,636)	2,817
Other (expense) income, net	R$ 738,151	R$ 877,599	R$ (116,302)